FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914
                                    ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    ------------
Date of fiscal year end:  12/31
                         -------

Date of reporting period: 9/30/07
                         ---------



ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Global Opportunities Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.0%
    COMMON STOCKS 91.5%
    AUSTRALIA 0.3%
    Alumina Ltd. ....................................                 Metals & Mining                      583,600   $    3,699,169
                                                                                                                     ---------------
    BELGIUM 0.6%
    Agfa Gevaert NV .................................           Leisure Equipment & Products               356,460        6,862,693
  a Agfa Gevaert NV, 144A ...........................           Leisure Equipment & Products                21,900          421,626
                                                                                                                     ---------------
                                                                                                                          7,284,319
                                                                                                                     ---------------
    BERMUDA 1.0%
    ACE Ltd. ........................................                    Insurance                          94,225        5,707,208
    XL Capital Ltd., A ..............................                    Insurance                          69,790        5,527,368
                                                                                                                     ---------------
                                                                                                                         11,234,576
                                                                                                                     ---------------
    BRAZIL 1.9%
    Companhia de Saneamento Basico do Estado
      de Sao Paulo ..................................                 Water Utilities                      171,320        4,294,683
    Companhia de Saneamento de Minas Gerais .........                 Water Utilities                      202,220        3,309,656
    Petroleo Brasileiro SA, ADR .....................           Oil, Gas & Consumable Fuels                187,300       14,141,150
                                                                                                                     ---------------
                                                                                                                         21,745,489
                                                                                                                     ---------------
    CANADA 0.5%
    Alcan Inc. ......................................                 Metals & Mining                       62,180        6,204,557
                                                                                                                     ---------------
    CHINA 10.4%
    BYD Co. Ltd., H .................................               Electrical Equipment                 1,097,000        8,191,042
a,b China Coal Energy Co., H, 144A ..................           Oil, Gas & Consumable Fuels                394,000        1,170,681
    China Life Insurance Co. Ltd., H ................                    Insurance                       1,515,000        8,700,905
    China Mobile Ltd. ...............................       Wireless Telecommunication Services            700,500       11,470,091
  b China Pharmaceutical Group Ltd. .................                 Pharmaceuticals                   25,503,000       14,400,783
    China Resources Power Holdings Co. Ltd. .........   Independent Power Producers & Energy Traders     7,960,000       24,726,379
    China Shenhua Energy Co. Ltd., H ................           Oil, Gas & Consumable Fuels              3,863,500       23,207,487
    China Telecom Corp. Ltd., H .....................      Diversified Telecommunication Services        5,934,000        4,472,759
    PetroChina Co. Ltd., H ..........................           Oil, Gas & Consumable Fuels              1,770,000        3,355,839
    Shanghai Electric Group Co. Ltd. ................               Electrical Equipment                23,181,000       18,069,042
  b TCL Multimedia Technology Holdings Ltd. .........                Household Durables                  8,502,000          508,516
    Weiqiao Textile Co. Ltd., H .....................         Textiles, Apparel & Luxury Goods           2,234,500        4,196,271
                                                                                                                     ---------------
                                                                                                                        122,469,795
                                                                                                                     ---------------
    EGYPT 0.3%
    Egyptian Mobile Services ........................       Wireless Telecommunication Services            108,260        3,620,873
                                                                                                                     ---------------
    FRANCE 4.9%
    AXA SA ..........................................                    Insurance                         102,318        4,578,835
    Electricite de France ...........................                Electric Utilities                     48,870        5,167,773
    France Telecom SA ...............................      Diversified Telecommunication Services          196,010        6,566,156
    Sanofi-Aventis ..................................                 Pharmaceuticals                      217,856       18,448,442
    Suez SA .........................................                 Multi-Utilities                      110,374        6,500,800
  b Thomson SA ......................................                Household Durables                    332,170        5,059,198


                                          Quarterly Statement of Investments | 3

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FRANCE (CONTINUED)
    Total SA, B .....................................           Oil, Gas & Consumable Fuels                107,908   $    8,774,671
    Valeo SA ........................................                 Auto Components                       48,623        2,705,696
                                                                                                                     ---------------
                                                                                                                         57,801,571
                                                                                                                     ---------------
    GERMANY 3.6%
    Bayerische Motoren Werke AG .....................                   Automobiles                        109,760        7,098,578
    Celesio AG ......................................         Health Care Providers & Services              98,600        6,258,705
    Commerzbank AG ..................................                 Commercial Banks                     133,400        5,416,182
    Deutsche Post AG ................................             Air Freight & Logistics                  131,260        3,811,186
    E.ON AG .........................................                Electric Utilities                     57,480       10,609,666
    Siemens AG, ADR .................................             Industrial Conglomerates                  65,140        8,940,465
                                                                                                                     ---------------
                                                                                                                         42,134,782
                                                                                                                     ---------------
    HONG KONG 1.0%
    Cheung Kong (Holdings) Ltd. .....................                   Real Estate                        512,000        8,442,835
  b CK Life Sciences International (Holdings) Inc. ..                  Biotechnology                        30,409            2,582
    Hutchison Whampoa Ltd., ADR .....................             Industrial Conglomerates                  26,100        1,393,740
    Swire Pacific Ltd., A ...........................       Real Estate Management & Development           145,000        1,757,841
  b TCL Communication Technology Holdings Ltd. ......             Communications Equipment               4,897,186          176,374
                                                                                                                     ---------------
                                                                                                                         11,773,372
                                                                                                                     ---------------
    INDIA 1.4%
    Hindustan Petroleum Corp. Ltd. ..................           Oil, Gas & Consumable Fuels                275,410        1,847,178
    Satyam Computer Services Ltd. ...................                   IT Services                        663,800        7,422,978
    Tata Motors Ltd. ................................                    Machinery                         350,970        6,886,215
                                                                                                                     ---------------
                                                                                                                         16,156,371
                                                                                                                     ---------------
    ISRAEL 0.2%
  b Check Point Software Technologies Ltd. ..........                     Software                          76,200        1,918,716
                                                                                                                     ---------------
    ITALY 2.8%
    Eni SpA .........................................           Oil, Gas & Consumable Fuels                184,151        6,825,435
    Mediaset SpA ....................................                      Media                         1,231,550       12,715,710
    UniCredito Italiano SpA .........................                 Commercial Banks                   1,545,960       13,228,161
                                                                                                                     ---------------
                                                                                                                         32,769,306
                                                                                                                     ---------------
    JAPAN 8.6%
    Aiful Corp. .....................................                 Consumer Finance                     499,805        7,831,888
    Hitachi Ltd. ....................................        Electronic Equipment & Instruments            466,000        3,103,421
    Komatsu Ltd. ....................................                    Machinery                         141,000        4,738,052
    Mabuchi Motor Co. Ltd. ..........................        Electronic Equipment & Instruments             59,500        3,879,647
    Mitsubishi UFJ Financial Group Inc. .............                 Commercial Banks                   1,650,000       14,881,451
    NEC Corp. .......................................             Computers & Peripherals                  175,000          850,091
    NGK Spark Plug Co. Ltd. .........................                 Auto Components                      347,000        5,392,139
    Nintendo Co. Ltd. ...............................                     Software                          33,200       17,283,538
    Nippon Telegraph & Telephone Corp. ..............      Diversified Telecommunication Services              400        1,869,940


4 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Nissan Motor Co. Ltd. ...............................                  Automobiles                     545,000   $    5,460,912
    NOK Corp. ...........................................                Auto Components                   296,300        6,345,416
    Nomura Holdings Inc. ................................                Capital Markets                   213,300        3,576,354
    Olympus Corp. .......................................       Health Care Equipment & Supplies            88,300        3,628,241
    Shinsei Bank Ltd. ...................................               Commercial Banks                 3,960,000       12,479,499
    Sompo Japan Insurance Inc. ..........................                   Insurance                       44,000          504,849
    Sony Corp. ..........................................              Household Durables                   82,800        4,014,939
    USS Co. Ltd. ........................................               Specialty Retail                    86,110        5,659,707
                                                                                                                     ---------------
                                                                                                                        101,500,084
                                                                                                                     ---------------
    MEXICO 1.0%
    Kimberly Clark de Mexico SAB de CV, A ...............              Household Products                  445,600        2,028,741
    Telefonos de Mexico SAB de CV (Telmex), L,
       ADR ..............................................    Diversified Telecommunication Services        311,040       10,223,885
                                                                                                                     ---------------
                                                                                                                         12,252,626
                                                                                                                     ---------------
    NETHERLANDS 1.4%
    Akzo Nobel NV .......................................                   Chemicals                       39,540        3,259,226
    ING Groep NV ........................................        Diversified Financial Services            132,300        5,873,392
    Koninklijke Philips Electronics NV ..................              Household Durables                  163,503        7,379,882
                                                                                                                     ---------------
                                                                                                                         16,512,500
                                                                                                                     ---------------
    NEW ZEALAND 0.3%
    Fisher & Paykel Healthcare Corp. Ltd. ...............       Health Care Equipment & Supplies         1,166,850        2,919,336
                                                                                                                     ---------------
    RUSSIA 1.0%
    Gazprom OAO, ADR ....................................          Oil, Gas & Consumable Fuels             260,200       11,429,285
                                                                                                                     ---------------
    SINGAPORE 0.3%
    DBS Group Holdings Ltd. .............................               Commercial Banks                   215,000        3,125,799
                                                                                                                     ---------------
    SOUTH KOREA 4.4%
    Bank of Pusan .......................................               Commercial Banks                   217,610        3,994,589
    Daegu Bank Co. Ltd. .................................               Commercial Banks                   175,690        3,253,874
    Hana Financial Group Inc. ...........................               Commercial Banks                   158,577        7,476,615
    Hyundai Motor Co. Ltd. ..............................                  Automobiles                     162,330       13,107,722
    Kookmin Bank ........................................               Commercial Banks                    73,720        6,137,963
    Korea Electric Power Corp., ADR .....................              Electric Utilities                  234,530        5,429,370
    KT Corp., ADR .......................................    Diversified Telecommunication Services        165,185        4,137,884
    Samsung Electronics Co. Ltd. ........................   Semiconductors & Semiconductor Equipment         8,630        5,422,039
    SK Telecom Co. Ltd., ADR ............................      Wireless Telecommunication Services          92,600        2,750,220
                                                                                                                     ---------------
                                                                                                                         51,710,276
                                                                                                                     ---------------
    SPAIN 1.9%
    Banco Santander SA ..................................               Commercial Banks                   322,500        6,268,672
    Iberdrola SA, Br. ...................................              Electric Utilities                   59,626        3,503,345


                                          Quarterly Statement of Investments | 5

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    SPAIN (CONTINUED)
    Repsol YPF SA .......................................          Oil, Gas & Consumable Fuels             161,820   $    5,780,826
    Telefonica SA .......................................    Diversified Telecommunication Services        259,975        7,277,829
                                                                                                                     ---------------
                                                                                                                         22,830,672
                                                                                                                     ---------------
    SWEDEN 1.0%
    Atlas Copco AB, A ...................................                   Machinery                      290,960        5,035,160
    Nordea Bank AB ......................................               Commercial Banks                   236,730        4,126,085
    Securitas AB, B .....................................        Commercial Services & Supplies            140,800        1,857,491
  b Securitas Direct AB, B ..............................         Diversified Consumer Services            140,800          413,019
    Securitas Systems AB, B .............................        Commercial Services & Supplies            140,800          520,097
                                                                                                                     ---------------
                                                                                                                         11,951,852
                                                                                                                     ---------------
    SWITZERLAND 4.0%
    Lonza Group AG ......................................                   Chemicals                       97,950       10,686,985
    Nestle SA ...........................................                 Food Products                      8,740        3,926,993
    Novartis AG .........................................                Pharmaceuticals                   218,480       12,059,570
    Swiss Reinsurance Co. ...............................                   Insurance                       87,098        7,759,504
    UBS AG ..............................................                Capital Markets                   240,570       12,937,871
                                                                                                                     ---------------
                                                                                                                         47,370,923
                                                                                                                     ---------------
    TAIWAN 0.4%
    Chunghwa Telecom Co. Ltd., ADR ......................    Diversified Telecommunication Services        125,776        2,324,340
    Lite-on Technology Corp., GDR .......................            Computers & Peripherals               123,072        1,923,295
                                                                                                                     ---------------
                                                                                                                          4,247,635
                                                                                                                     ---------------
    THAILAND 1.8%
    Airports of Thailand Public Co. Ltd., fgn. ..........         Transportation Infrastructure          2,135,400        3,862,722
    BEC World Public Co. Ltd., fgn. .....................                     Media                      4,081,800        2,762,881
    Krung Thai Bank Public Co. Ltd., fgn. ...............               Commercial Banks                15,000,000        4,770,241
    Siam City Bank Public Co. Ltd. ......................               Commercial Banks                18,108,100        9,351,229
                                                                                                                     ---------------
                                                                                                                         20,747,073
                                                                                                                     ---------------
    TURKEY 0.6%
    Turkcell Iletisim Hizmetleri AS, ADR ................      Wireless Telecommunication Services         327,870        6,977,074
                                                                                                                     ---------------
    UNITED KINGDOM 11.1%
    Aviva PLC ...........................................                   Insurance                      373,290        5,622,446
    BAE Systems PLC .....................................              Aerospace & Defense                 925,737        9,349,231
    BP PLC ..............................................          Oil, Gas & Consumable Fuels             383,840        4,457,765
  b British Airways PLC .................................                    Airlines                      214,800        1,684,681
    British Energy Group PLC ............................              Electric Utilities                1,574,660       17,224,064
    British Sky Broadcasting Group PLC ..................                     Media                        215,760        3,068,717
    Cadbury Schweppes PLC ...............................                 Food Products                    225,600        2,617,720
    GlaxoSmithKline PLC .................................                Pharmaceuticals                   507,250       13,463,660
    HSBC Holdings PLC ...................................               Commercial Banks                   634,800       11,610,926
    Kingfisher PLC ......................................               Specialty Retail                 1,330,940        4,869,979
    National Grid PLC ...................................                Multi-Utilities                   148,743        2,387,980


6 | Quarterly Statement of Investments

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONINTUED)
    Old Mutual PLC ......................................                   Insurance                    1,754,360   $    5,755,106
    Royal Bank of Scotland Group PLC ....................               Commercial Banks                 1,080,110       11,604,553
    Royal Dutch Shell PLC, A ............................          Oil, Gas & Consumable Fuels              21,030          868,536
    Royal Dutch Shell PLC, B ............................          Oil, Gas & Consumable Fuels             256,227       10,555,281
    Shire PLC ...........................................                Pharmaceuticals                   200,388        4,925,109
    Smiths Group PLC ....................................           Industrial Conglomerates               146,180        3,197,914
    Unilever PLC ........................................                 Food Products                    132,631        4,193,481
    Yell Group PLC ......................................                     Media                      1,493,890       13,115,264
                                                                                                                     ---------------
                                                                                                                        130,572,413
                                                                                                                     ---------------
    UNITED STATES 24.8%
    Abbott Laboratories .................................                Pharmaceuticals                   137,640        7,380,257
    American International Group Inc. ...................                   Insurance                      235,282       15,916,827
  b Amgen Inc. ..........................................                 Biotechnology                    324,140       18,336,600
    Aon Corp. ...........................................                   Insurance                      152,920        6,852,345
    Applera Corp. - Applied Biosystems Group ............                 Biotechnology                     52,600        1,822,064
  b Aquila Inc. .........................................                Multi-Utilities                 2,772,650       11,118,326
    AT&T Inc. ...........................................    Diversified Telecommunication Services         75,190        3,181,289
  b BMC Software Inc. ...................................                   Software                       236,790        7,394,952
  b Boston Scientific Corp. .............................       Health Care Equipment & Supplies         1,388,380       19,367,901
    Bristol-Myers Squibb Co. ............................                Pharmaceuticals                   251,110        7,236,990
  b Cadence Design Systems Inc. .........................                   Software                       133,000        2,951,270
    CIGNA Corp. .........................................       Health Care Providers & Services            94,500        5,035,905
  b The DIRECTV Group Inc. ..............................                     Media                        126,600        3,073,848
  b Domtar Corp. ........................................            Paper & Forest Products               383,450        3,154,126
    The Dow Chemical Co. ................................                   Chemicals                       68,170        2,935,400
    El Paso Corp. .......................................          Oil, Gas & Consumable Fuels             171,300        2,906,961
    Electronic Data Systems Corp. .......................                  IT Services                     523,040       11,423,194
    General Electric Co. ................................           Industrial Conglomerates               390,920       16,184,088
  b The Interpublic Group of Cos. Inc. ..................                     Media                        573,370        5,951,581
  b Invitrogen Corp. ....................................                 Biotechnology                     12,480         1,019,90
  a KKR Private Equity Investors LP, 144A ...............               Capital Markets                     88,000        1,716,000
    Kraft Foods Inc., A .................................                 Food Products                    103,000        3,554,530
    Kroger Co. ..........................................           Food & Staples Retailing               197,800        5,641,256
    Liz Claiborne Inc. ..................................       Textiles, Apparel & Luxury Goods           489,590       16,807,625
    Merck & Co. Inc. ....................................                Pharmaceuticals                   151,690        7,840,856
    Microsoft Corp. .....................................                   Software                       194,760        5,737,630
  b Millipore Corp. .....................................       Health Care Equipment & Supplies            44,700        3,388,260
    News Corp., A .......................................                     Media                        672,120       14,779,919
    OfficeMax Inc. ......................................               Specialty Retail                   426,560       14,618,211
  b Oracle Corp. ........................................                   Software                       328,950        7,121,768
    Pfizer Inc. .........................................                Pharmaceuticals                   553,084       13,511,842
    Raytheon Co. ........................................              Aerospace & Defense                 109,520        6,989,566
    Sprint Nextel Corp. .................................      Wireless Telecommunication Services         285,520        5,424,880
    Target Corp. ........................................               Multiline Retail                    90,140        5,730,200
  b Tenet Healthcare Corp. ..............................       Health Care Providers & Services           191,800          644,448


                                          Quarterly Statement of Investments | 7

Templeton Global Opportunities Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                      SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
    Time Warner Inc. ....................................                     Media                        809,740   $   14,866,826
    United Parcel Service Inc., B .......................            Air Freight & Logistics                70,240        5,275,024
  b Viacom Inc., B ......................................                     Media                        118,180        4,605,475
                                                                                                                     ---------------
                                                                                                                        291,498,230
                                                                                                                     ---------------
    TOTAL COMMON STOCKS
      (COST $767,182,951) ...............................                                                             1,074,458,674
                                                                                                                     ---------------
    PREFERRED STOCK (COST $4,546,285) 0.5%
    BRAZIL 0.5%
    Companhia Vale do Rio Doce, ADR, pfd., A ............                Metals & Mining                   203,380        5,786,161
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
      (COST $771,729,236) ...............................                                                             1,080,244,835
                                                                                                                     ---------------

                                                                                                       -----------
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                                       -----------
    SHORT TERM INVESTMENTS 7.5%
    U.S. GOVERNMENT AND AGENCY SECURITIES 7.5%
  c FHLB,
       10/01/07 .........................................                                              $17,872,000       17,872,000
       1/23/08 - 4/30/08 ................................                                               16,475,000       16,129,218
       1/30/08 ..........................................                                               15,000,000       14,778,930
       2/29/08 ..........................................                                               40,000,000       39,265,960
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $87,851,817) ................................                                                                88,046,108
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $859,581,053)
      99.5% .............................................                                                             1,168,290,943
    OTHER ASSETS, LESS LIABILITIES 0.5% .................                                                                 6,430,103
                                                                                                                     ---------------
    NET ASSETS 100.0% ...................................                                                            $1,174,721,046
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $3,308,307, representing 0.28% of net assets.

b Non-income producing for the twelve months ended September 30, 2007.

c The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Global Opportunities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 9

Templeton Global Opportunities Trust

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $ 859,581,053
                                                            ==============

Unrealized appreciation .................................   $ 335,698,588
Unrealized depreciation .................................     (26,988,698)
                                                            --------------
Net unrealized appreciation (depreciation) ..............   $ 308,709,890
                                                            ==============

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments







ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  November 27, 2007